Equity	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Equity
27.	Equity

Ordinary shares and ‘A’ Ordinary shares

The movement of number of shares and share capital is as follows:

	Year ended March 31,						Year ended March 31,
	2019						2018								2017
	Ordinary shares			‘A’ Ordinary shares			Ordinary shares				‘A’ Ordinary shares				Ordinary shares			‘A’ Ordinary shares
	No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)			No. of shares	(In millions)			No. of shares	(In millions)		No. of shares	(In millions)

Shares at the beginning	2,887,348,694	Rs.	5,775.2	508,502,371	Rs.	1,017.0	2,887,348,428	Rs.	5,775.2		508,502,291	Rs.	1,017.0		2,887,203,602	Rs.	5,774.8	508,476,704	Rs.	1,017.0
Shares issued #	—		—	—		—	266		0.0	*	80		0.0	*	144,826		0.4	25,587		0.0	*

Shares at the end	2,887,348,694	Rs.	5,775.2	508,502,371	Rs.	1,017.0	2,887,348,694	Rs.	5,775.2		508,502,371	Rs.	1,017.0		2,887,348,428	Rs.	5,775.2	508,502,291	Rs.	1,017.0

		US$	83.5		US$	14.7

#	Out of shares held in abeyance - Rights issue of 2001, 2008 and 2015.
*	Amounts less than Rs. 50,000

Authorized share capital

Authorized share capital includes 4,000,000,000 Ordinary shares of Rs. 2 each as at March 31, 2019 (3,500,000,000 Ordinary shares of Rs. 2 each as at March 31, 2018 and 2017 ), 1,000,000,000 ‘A’ Ordinary shares of Rs. 2 each as at March 31, 2019 (1,000,000,000 ‘A’ Ordinary shares of Rs. 2 each as at March 31, 2018 and 2017) and 300,000,000 convertible cumulative preference shares of Rs. 100 each as at March 31, 2019 (300,000,000 convertible cumulative preference shares of Rs. 100 each as at March 31, 2018 and 2017).

Issued and subscribed share capital

Share issued includes partly paid up shares of 570 Ordinary shares of Rs. 2 each as at March 31,2019, 2018 and 2017, respectively.

Ordinary shares and ‘A’ Ordinary shares:

•

The Company has two classes of shares – the Ordinary shares and the ‘A’ Ordinary shares both of Rs.2 each (together referred to as shares). In respect of every Ordinary share (whether fully or partly paid), voting rights shall be in the same proportion as the capital paid up on such Ordinary share bears to the total paid up Ordinary share capital of the Company. In case of every ‘A’ Ordinary share, if any resolution is put to vote on a poll or by postal ballot at any general meeting of shareholders, the holder shall be entitled to one vote for every ten ‘A’ Ordinary shares held as per the terms of its issue and if a resolution is put to vote on a show of hands, the holders of ‘A’ Ordinary shares shall be entitled to the same number of votes as available to holders of Ordinary shares.

•

Under the provisions of the revised Indian Listing Agreement with domestic Indian Stock Exchanges, every listed company is required to provide its shareholders with the facility to exercise their right to vote, by electronic means, either at a general meeting of the Company or by means of a postal ballot.

•

The dividend proposed by Tata Motors Limited’s Board of Directors is subject to the approval of the shareholders in the ensuing Annual General Meeting. Further, the Board of Directors may also announce an interim dividend which would need to be confirmed by the shareholders at the forthcoming Annual General Meeting. The holders of ‘A’ Ordinary shares shall be entitled to receive dividend for each financial year at five percentage point more than the aggregate rate of dividend declared on Ordinary shares for that financial year.

•	In the event of liquidation, the shareholders are eligible to receive the remaining assets of the Company after distribution of all preferential amounts, in proportion to their shareholdings.